Other Gains (Losses), Net - Schedule of Other Gains (Losses), Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Gains (Losses), Net [Abstract]
Gain on financial assets at fair value through profit or loss		$ 548,944
Loss on sale of financial assets	(265,108)
Gain on disposal of property and equipment		73
Other losses	(22,206)	(33,894)
Other gains (losses), net	$ (287,314)	$ 515,123